Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 898,771	$ 1,913,742
Trade and other receivables (Note )	1,181,257	1,574,628
Prepaid expenses	29,673	173,504
Inventory (Note 5)	3,544,519	4,092,550
Advance to suppliers	1,048,227	155,852
Total current assets	6,702,447	7,910,276
Long term receivable	147,100	150,185
Right of use assets, net(Note 6)	630,793	887,137
Equipment, net	175,335	207,402
Intangible assets, net (Note 7)	7,856,730	6,987,531
Total assets	15,512,405	16,142,531
Current
Bank loan (Note 8)	89,298
Sale of future receipts (Note 9)	1,467,899
Accounts payable and accrued liabilities	3,449,103	3,078,650
Deferred revenue	2,025	149,600
Lease obligations (Note 10)	254,668	303,788
Warrant liability (Note 11)	156,433	2,734,804
Total non-current liabilities	5,419,426	6,266,842
Lease obligations (Note 10)	385,639	635,217
Total liabilities	5,805,065	6,902,059
Shareholders’ equity
Share capital (Note 12)	85,714,727	73,312,866
Reserves (Note 12)	14,644,200	13,647,399
Accumulated other comprehensive loss	98,870	98,870
Deficit	(90,750,457)	(77,818,663)
Total shareholders’ equity	9,707,340	9,240,472
Total liabilities and shareholders’ equity	$ 15,512,405	$ 16,142,531